Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2019
Real estate properties held for lease, net
Real estate properties held for lease, net

6.         Real estate properties held for lease, net

The Group leases buildings to various third parties its owned properties including elementary schools, basement parking, kindergartens, parking facilities, clubhouses as well as shopping mall. These leases are non-cancelable operating leases with remaining lease periods that vary from 25 days to 20 years. The leases may include minimum base rents with escalated contingent rent clauses.

	December 31,	December 31,
	2018	2019
	US$	US$
Elementary schools	3,107,711	3,057,371
Basement parking	9,633,568	14,694,085
Kindergartens	10,194,286	10,049,512
Parking facilities	55,941,369	100,036,672
Clubhouses	7,789,415	8,574,329
Shopping mall	243,346,989	290,610,416
Residential properties	—	124,280,030
Others	2,972,811	2,924,658
Total costs	332,986,149	554,227,073
Accumulated depreciation	(30,221,932)	(38,358,165)
Real estate properties held for lease, net	302,764,217	515,868,908

The Group has shopping mall equipment with gross amount of US$7,266,822 and US$7,149,114 acquired under finance lease as of December 31, 2018 and 2019, respectively.

Depreciation expense for real estate properties held for lease for the year ended December 31, 2019 amounted to US$8,625,765(2017: US$7,280,421; 2018: US$7,963,627).

As of December 31, 2019, US$206,516,986 of real estate properties held for lease were pledged as collateral for certain bank loans  and other debts (2018: US$175,429,630).

As of December 31, 2019, minimum future rental income on non-cancellable leases (none of which contains any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2020	15,986,263
2021	15,587,876
2022	14,786,872
2023	13,728,432
2024 and thereafter	107,158,511
Total	167,247,954